Other receivables and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other receivables and prepaid expenses [Abstract]
Schedule of Other receivables and prepaid expenses
	December 31,
	2 0 2 0	2 0 1 9	2 0 2 0
	NIS	NIS	US Dollars

Prepaid expenses	233	861	72
Income receivables	38	1,634	12
Advances to suppliers	2,826	1,207	879
Government authorities	364	3,023	113
Forward transaction	158	439	49
Others	3,048	2,196	949
	6,667	9,360	2,074